Annual Fund Operating Expenses	Oct. 31, 2025
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul | Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct | Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 1 Yr January | Innovator Equity Defined Protection ETF - 1 Yr January
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 1 Yr February | Innovator Equity Defined Protection ETF - 1 Yr February
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 1 Yr March | Innovator Equity Defined Protection ETF - 1 Yr March
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 1 Yr April | Innovator Equity Defined Protection ETF - 1 Yr April
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 1 Yr May | Innovator Equity Defined Protection ETF - 1 Yr May
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 1 Yr June | Innovator Equity Defined Protection ETF - 1 Yr June
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 1 Yr July | Innovator Equity Defined Protection ETF - 1 Yr July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 1 Yr August | Innovator Equity Defined Protection ETF - 1 Yr August
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 1 Yr September | Innovator Equity Defined Protection ETF - 1 Yr September
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 1 Yr October | Innovator Equity Defined Protection ETF - 1 Yr October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 1 Yr November | Innovator Equity Defined Protection ETF - 1 Yr November
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 1 Yr December | Innovator Equity Defined Protection ETF - 1 Yr December
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 2 Yr to April 2026 | Innovator Equity Defined Protection ETF - 2 Yr to April 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 2 Yr to July 2026 | Innovator Equity Defined Protection ETF - 2 Yr to July 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 2 Yr to October 2026 | Innovator Equity Defined Protection ETF - 2 Yr to October 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 2 Yr to January 2027 | Innovator Equity Defined Protection ETF - 2 Yr to January 2027
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 2 Yr to April 2027 | Innovator Equity Defined Protection ETF - 2 Yr to April 2027
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 2 Yr to July 2027 | Innovator Equity Defined Protection ETF - 2 Yr to July 2027
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 2 Yr to October 2027 | Innovator Equity Defined Protection ETF - 2 Yr to October 2027
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Defined Protection ETF - 2 Yr to January 2028 | Innovator Equity Defined Protection ETF - 2 Yr to January 2028
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%

[1]	(1) “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[2]	(1) “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[3]	(1) “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[4]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.